Consolidated Statements of Operations	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 48,539,353	$ 46,499,285
Operating expenses:
General and administrative	10,474,040	3,922,348
Salaries, benefits, contractor costs	21,761,699	19,256,255
Marketing and commissions	49,124,527	52,918,949
Travel	988,075	1,930,599
Professional fees	2,691,821	2,112,047
Product and technology development	4,386,105	3,126,087
Depreciation and amortization	2,717,640	1,881,323
Total operating expenses	92,143,907	85,147,608
Net loss from operations	(43,604,554)	(38,648,323)
Other expense:
Interest (income)/expense	2,189,964	3,120,054
Other Income	(1,165,544)
Gain on Debt Extinguishment		4,377,051
Loss from change in fair-value of convertible shareholder loans		5,951,087
Foreign currency loss	1,607,877	470,219
Net loss before income taxes	(46,236,851)	(52,566,734)
Income tax benefit		1,851,038
Net loss	$ (46,236,851)	$ (50,715,696)
Loss per Share
Loss per Share, basic | $ / shares	$ (1.03)	$ (2.09)
Loss per Share, diluted | $ / shares	$ (1.03)	$ (2.09)
Weighted-average common shares outstanding, basic | shares	45,017,170	24,297,063
Weighted-average common shares outstanding, diluted | shares	45,017,170	24,297,063